REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract balances [Line Items]
Opening balance	$ 292	$ 231
Additions (net in the period)	64	120
Revenue recognized from contract liabilities	(65)	(59)
Closing balance	291	292
Less current portion	(71)	(62)
Ending balance	220	230
Take-or-Pay
Contract balances [Line Items]
Opening balance	3	8
Additions (net in the period)	0	3
Revenue recognized from contract liabilities	0	(8)
Closing balance	3	3
Less current portion	(3)	(3)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	289	223
Additions (net in the period)	64	117
Revenue recognized from contract liabilities	(65)	(51)
Closing balance	288	289
Less current portion	(68)	(59)
Ending balance	$ 220	$ 230